Note 8 Cash Cash Balances At Central Banks And Other Demand Deposits (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Cash Cash balances at central banks and other demand deposits [Line Items]
Cash and cash equivalents	€ 5,872,000,000	€ 6,447,000,000
Cash and bank balances at central banks	50,154,000,000	53,079,000,000
Other financial assets	5,661,000,000	5,994,000,000
Total Cash and cash equivalents	€ 61,687,000,000	€ 65,520,000,000